12 Financial assets and financial liabilities (Details Narrative) R$ in Thousands			12 Months Ended
	May 09, 2019	Dec. 05, 2018	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$) Number	Aug. 13, 2019 BRL (R$)
Disclosure of redesignated financial assets and liabilities [line items]
Contractual lease term			1 year	1 year
Amount recognized lease expense from short-term leases and low-value assets			R$ 2,555	R$ 4,494
Foreign Currency Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Percentage of sensitivity change in the Euro exchange rate				10.00%
Closing foreign exchange rate | Number				4.439
Foreign Currency Risk [Member] | Euro
Disclosure of redesignated financial assets and liabilities [line items]
Closing foreign exchange rate | Number				1.00
Instituto de pesquisa e ensino medico do estado de minas gerais ltda. ("IPEMED") [member]
Disclosure of redesignated financial assets and liabilities [line items]
Description of Installments payable	Five equal installments
FADEP - Faculdade Educacional De Pato Branco Ltda. ("FADEP") [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Description of Installments payable		The first installment was paid in June 2019, the second installment was paid in December 2019, and the last installment is due in June 2020.
Instituto Paraense De Educacao E Cultura Ltda. (IPEC) [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cash on the transaction closing date					R$ 54,000
Bottom of Range [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Contractual lease term			5 years
Top of Range [member]
Disclosure of redesignated financial assets and liabilities [line items]
Contractual lease term			30 years
CashEquivalentMember | Foreign Currency Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Exposure risk			R$ 70,523	R$ 2,529